T. ROWE PRICE Large-Cap Growth Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.6%
COMMUNICATION SERVICES 14.1%
Entertainment 1.8%
Netflix (1) 492,139 185,832
Spotify Technology (1) 760,546 117,611
303,443
Interactive Media & Services 11.2%
Alphabet, Class A (1)(2) 9,496,887 1,242,763
Meta Platforms, Class A (1) 2,193,611 658,544
1,901,307
Media 0.1%
Trade Desk, Class A (1) 326,992 25,554
25,554
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 1,239,012 173,524
173,524
Total Communication Services 2,403,828
CONSUMER DISCRETIONARY 12.4%
Automobiles 0.5%
Rivian Automotive, Class A (1)(2) 3,560,638 86,452
86,452
Broadline Retail 7.7%
Amazon.com (1) 9,541,145 1,212,870
Coupang, Class A (1)(2) 5,298,562 90,076
1,302,946
Hotels, Restaurants & Leisure 2.4%
Booking Holdings (1) 85,441 263,496
Chipotle Mexican Grill (1) 80,184 146,883
410,379
Leisure Products 0.2%
Peloton Interactive, Class A (1)(2) 6,269,225 31,660
31,660
Specialty Retail 1.6%
Ross Stores  2,430,056 274,475
274,475
Total Consumer Discretionary 2,105,912

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 1.1%
Beverages 1.1%
Monster Beverage (1) 3,518,316 186,295
Total Consumer Staples 186,295
ENERGY 0.6%
Energy Equipment & Services 0.6%
Schlumberger  1,707,600 99,553
Total Energy 99,553
FINANCIALS 10.6%
Capital Markets 0.8%
Tradeweb Markets, Class A (2) 1,622,889 130,156
130,156
Financial Services 9.8%
Affirm Holdings (1)(2) 1,733,932 36,881
Fiserv (1)(2) 4,196,133 473,995
Global Payments (2) 1,740,562 200,843
Mastercard, Class A  1,325,897 524,936
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 15,257
Visa, Class A (2) 1,783,629 410,253
1,662,165
Total Financials 1,792,321
HEALTH CARE 17.0%
Biotechnology 1.3%
Legend Biotech, ADR (1)(2) 1,098,009 73,753
Vertex Pharmaceuticals (1) 435,970 151,604
225,357
Health Care Equipment & Supplies 5.9%
Becton Dickinson & Company  876,190 226,522
Insulet (1)(2) 105,186 16,776
Intuitive Surgical (1) 1,243,936 363,590
Penumbra (1)(2) 236,050 57,103
Stryker (2) 1,246,186 340,545
1,004,536
Health Care Providers & Services 7.8%
Cigna Group  1,678,247 480,096
Humana (2) 311,168 151,389
UnitedHealth Group  1,377,895 694,721
1,326,206

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 2.0%
Eli Lilly  651,788 350,095
350,095
Total Health Care 2,906,194
INDUSTRIALS & BUSINESS SERVICES 1.8%
Machinery 1.3%
Ingersoll Rand  3,361,761 214,211
214,211
Professional Services 0.5%
Paylocity Holding (1) 506,212 91,979
91,979
Total Industrials & Business Services 306,190
INFORMATION TECHNOLOGY 40.7%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 892
892
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  2,976,632 250,007
250,007
IT Services 0.2%
MongoDB (1)(2) 110,282 38,142
38,142
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices (1)(2) 1,029,498 105,853
ASML Holding  355,247 209,120
Marvell Technology  553,807 29,977
NVIDIA (2) 2,244,923 976,519
1,321,469
Software 22.6%
Adobe (1) 372,184 189,777
Atlassian, Class A (1) 720,254 145,138
Cadence Design Systems (1) 969,750 227,212
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)(3)
(4) 20,080 21,419
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(3)(4) 25,851 5,767
Dynatrace (1)(2) 2,642,683 123,493
Intuit (2) 1,207,481 616,950
Microsoft  6,955,067 2,196,062
Salesforce (1) 435,096 88,229
ServiceNow (1) 417,428 233,326

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 1,763
3,849,136
Technology Hardware, Storage & Peripherals 8.6%
Apple  8,515,750 1,457,982
1,457,982
Total Information Technology 6,917,628
Total Miscellaneous Common Stocks  0.3% (5) 49,252
Total Common Stocks (Cost $8,502,554) 16,767,173
CONVERTIBLE PREFERRED STOCKS 1.0%
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,324 (1)(3)(4) 563,615 18,098
Total Industrials & Business Services 18,098
INFORMATION TECHNOLOGY 0.7%
Software 0.7%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 1,453
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 345
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 35
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 23,741
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(3)(4) 304,686 22,394
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 13,134
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(3)(4) 535,481 3,320
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 14,454
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)(4) 544,536 19,609
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)(3)
(4) 390,346 2,143
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 1,759
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 32
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)(3)
(4) 742,561 4,077
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)(3)
(4) 188,785 8,535

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)(3)
(4) 14,135 639
Total Information Technology 115,671
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 23,498
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(3)(4) 171,891 8,205
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(3)
(4) 410,238 8,320
Total Materials 40,023
Total Convertible Preferred Stocks (Cost $290,302) 173,792
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 35,831,454 35,831
Total Short-Term Investments (Cost $35,831) 35,831
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 541,062,073 541,062
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 541,062
Total Securities Lending Collateral (Cost $541,062) 541,062
Total Investments in Securities 103.0%
(Cost $9,369,749) $ 17,517,858
Other Assets Less Liabilities (3.0)% (517,018)
Net Assets 100.0% $ 17,000,840

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$218,890 and represents 1.3% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 3,796++
Totals $ —# $ — $ 3,796+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 246,897  ¤  ¤ $ 576,893
Total $ 576,893^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,796 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $576,893.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Large-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(50,919,000) for the period ended September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,722,075 $ — $ 45,098 $ 16,767,173
Convertible Preferred Stocks — — 173,792 173,792
Short-Term Investments 35,831 — — 35,831
Securities Lending Collateral 541,062 — — 541,062
Total $ 17,298,968 $ — $ 218,890 $ 17,517,858
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 36,823 $ 8,275 $ — $ 45,098
Convertible Preferred Stocks 224,780 (59,194) 8,206 173,792
Total $ 261,603 $ (50,919) $ 8,206 $ 218,890

T. ROWE PRICE Large-Cap Growth Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1232-054Q3 09/23